FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
	December 31, 2012
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$1,292	$-	$1,292	$-

Total assets	$1,292	$-	$1,292	$-

Liabilities:

Interest Rate Swap	$(105)	$-	$(105)	$-
Foreign currency derivative instruments	(159)	-	(159)	-
Cash fee (*)	(282)	-	-	(282)
Lease embedded derivative	(1,566)	-	(1,566)	-

Total liabilities	$(2,112)	$-	$(1,830)	$(282)

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$335	$-	$335	$-

Total assets	$335	$-	$335	$-

Liabilities:

Interest Rate Swap	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Cash fee (*)	(501)	-	-	(501)
Lease embedded derivative	(1,283)	-	(1,283)	-

Total liabilities	$(2,844)	$-	$(2,343)	$(501)

(*) The company evaluated the Cash fee fair value, using the Monte carlo simulation model, performed by an independent third party valuation firm.

The following table summarizes the Cash fee activity where fair value measurements is estimated utilizing Level 3 inputs:

	Year ended December 31,
	2012	2011

Carrying value as of January, 1	$(501)	$(574)
Change to fair value included in finance expense	219	73

Carrying value as of December, 31	$(282)	$(501)